                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003


Check here if Amendment [X]; Amendment Number: 1
                                              ---
    This Amendment (Check only one.): [X] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Lodestar Investment Counsel, LLC
Address:          208 South LaSalle Street, Suite 1710
                  Chicago, Illinois 60604


Form 13F File Number: 28-7076


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:


Name:    William A. Goldstein
Title:   President
Phone:   312-630-9666


Signature, Place, and Date of Signing:

   /s/ William A. Goldstein            Chicago, Illinois        August 24,  2005


Report Type (Check only one.):


         [ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.


         [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


         [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by OTHER reporting manager(s).)


List of Other Managers Reporting for this Manager: None


Report Summary:


Number of Other Included Managers:       1


Form 13F Information Table Entry Total:  117


Form 13F Information Table Value Total:  $247,238,000


List of Other Included Managers:

         (01) The Privatebank and Trust Company, 28-10834


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, OTHER than the manager filing this report.

                        Lodestar Investment Counsel, LLC
                                    FORM 13F
                                MASTER PORTFOLIO
                               September 30, 2003

                                                     FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1                      COLUMN 2 COLUMN 3 COLUMN 4      COLUMN 5              COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF                      TITLE OF           VALUE      SHRS OR  SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER                        CLASS    CUSIP   [x$1000]    PRN AMT  PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
3M Company                       COM  88579Y101     1671      24186   SH           Defined 01                                 24186
Abbott Laboratories              COM  002824100     1169      27483   SH           Defined 01                                 27483
Albertson's Inc.                 COM  013104104      879      42754   SH           Defined 01                                 42754
Alcoa                            COM  013817101      217       8308   SH           Defined 01                                  8308
Ameren Corp.                     COM  023608102      811      18891   SH           Defined 01                                 18891
American Express                 COM  025816109     7510     166662   SH           Defined 01                                166662
American International Group     COM  026874107      528       9144   SH           Defined 01                                  9144
Associated Banc-Corp             COM  045487105      241       6363   SH           Defined 01                                  6363
BP PLC                           COM  055622104     4354     103423   SH           Defined 01                                103173
Bank One                         COM  06423A103     9176     237410   SH           Defined 01                                236910
Bank of Montreal                 COM  063671101      206       5974   SH           Defined 01                                  5974
Berkshire Hathaway C1 B          COM  084670207      357        143   SH           Defined 01                                   143
Bristol Myers Squibb             COM  110122108     3993     155597   SH           Defined 01                                155347
Burlington Resources             COM  122014103      573      11890   SH           Defined 01                                 11890
Cedar Fair L.P. Dep. Rcts.       COM  150185106     1057      37750   SH           Defined 01                                 37750
Chevron Texaco Corporation       COM  166764100      449       6290   SH           Defined 01                                  6290
Chubb Corporation                COM  171232101      272       4200   SH           Defined 01                                  4200
Cisco Systems                    COM  17275R102      725      37013   SH           Defined 01                                 37013
Citigroup                        COM  172967101     1109      24362   SH           Defined 01                                 24362
Coca Cola                        COM  191216100      801      18653   SH           Defined 01                                 18653
Colgate Palmolive Company        COM  194162103      269       4815   SH           Defined 01                                  4815
ConocoPhillips                   COM  20825C104      218       3974   SH           Defined 01                                  3974

                        Lodestar Investment Counsel, LLC
                                    FORM 13F
                                MASTER PORTFOLIO
                               September 30, 2003

                                                     FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1                      COLUMN 2 COLUMN 3 COLUMN 4      COLUMN 5              COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF                      TITLE OF           VALUE      SHRS OR  SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER                        CLASS    CUSIP   [x$1000]    PRN AMT  PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Costco Wholesale Corporation     COM  22160K105      623      20000   SH           Defined 01                                 20000
Dell, Inc.                       COM  24702R101      547      16380   SH           Defined 01                                 16380
Dover Corporation                COM  260003108     3242      91650   SH           Defined 01                                 91650
Dow Chemical                     COM  260543103      293       9000   SH           Defined 01                                  9000
DuPont                           COM  263534109      634      15850   SH           Defined 01                                 15850
Duke Energy Corp.                COM  264399106     3163     177593   SH           Defined 01                                177593
Eli Lilly & Company              COM  532457108     1001      16850   SH           Defined 01                                 16850
Emerson Electric                 COM  291011104     1108      21050   SH           Defined 01                                 21050
Exxon Mobil Corp.                COM  30231g102     8258     225625   SH           Defined 01                                225325
Fannie Mae                       COM  313586109      505       7200   SH           Defined 01                                  7200
Federated Department Stores Inc. COM  31410H101     6149     146762   SH           Defined 01                                146762
First Data Corp.                 COM  319963104     1439      36000   SH           Defined 01                                 36000
First Health Group Corp.         COM  320960107      635      24200   SH           Defined 01                                 24200
Fortune Brands                   COM  349631101      470       8275   SH           Defined 01                                  8275
General Electric                 COM  369604103    10898     365589   SH           Defined 01                                364489
Genoil Inc.                      COM  371924101        3      15000   SH           Defined 01                                 15000
H&R Block                        COM  093671105      820      19000   SH           Defined 01                                 19000
H.J. Heinz                       COM  423074103      243       7083   SH           Defined 01                                  7083
Hershey Foods                    COM  427866108      442       6080   SH           Defined 01                                  6080
Hewlett-Packard                  COM  428236103     1740      89879   SH           Defined 01                                 89579
Hillenbrand Industries           COM  431573104     8070     143029   SH           Defined 01                                143029
Home Depot                       COM  437076102     7409     232616   SH           Defined 01                                231616

                        Lodestar Investment Counsel, LLC
                                    FORM 13F
                                MASTER PORTFOLIO
                               September 30, 2003

                                                     FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1                      COLUMN 2 COLUMN 3 COLUMN 4      COLUMN 5              COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF                      TITLE OF           VALUE      SHRS OR  SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER                        CLASS    CUSIP   [x$1000]    PRN AMT  PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
IMS Health Inc.                  COM  449934108      553      26188   SH           Defined 01                                 26188
Illinois Tool Works Inc.         COM  452308109      393       5930   SH           Defined 01                                  5930
Intel                            COM  458140100    12055     438032   SH           Defined 01                                437282
International Business Machine   COM  459200101      668       7563   SH           Defined 01                                  7563
Johnson & Johnson                COM  478160104     6936     140062   SH           Defined 01                                140062
Kellogg                          COM  487836108     4828     144756   SH           Defined 01                                144006
Kimberly Clark Corp.             COM  494368103     1345      26212   SH           Defined 01                                 26212
Kinder Morgan Energy Limited P   COM  494550106      428      10000   SH           Defined 01                                 10000
Koninklijke Philips Electronic   COM  500472303     1803      78663   SH           Defined 01                                 78128
MB Financial Inc.                COM  55264U108      448      10088   SH           Defined 01                                 10088
Marsh & McLennan                 COM  571748102     6315     132635   SH           Defined 01                                132635
Medco Health Solutions Com       COM  58405U102      375      14445   SH           Defined 01                                 14409
Medtronic Inc.                   COM  585055106     1481      31574   SH           Defined 01                                 31574
Merck & Co.                      COM  589331107     6112     120746   SH           Defined 01                                120446
MicroSoft Corporation            COM  594918104     8269     297444   SH           Defined 01                                296844
Moodys Corporation               COM  615369105      228       4150   SH           Defined 01                                  4150
Nestle S.A. Registered Voting    COM  641069406    14021     243240   SH           Defined 01                                242640
Newell Rubbermaid, Inc.          COM  651229106      761      35114   SH           Defined 01                                 35114
Newhall Land & Farming Co Dep    COM  651426108      286       7243   SH           Defined 01                                  7243
Nordstrom Inc.                   COM  655664100     1765      71130   SH           Defined 01                                 70380
Oracle Corp.                     COM  68389X105      133      11848   SH           Defined 01                                 11848
Pepsico                          COM  713448108     1083      23620   SH           Defined 01                                 23620

                        Lodestar Investment Counsel, LLC
                                    FORM 13F
                                MASTER PORTFOLIO
                               September 30, 2003

                                                     FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1                      COLUMN 2 COLUMN 3 COLUMN 4      COLUMN 5              COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF                      TITLE OF           VALUE      SHRS OR  SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER                        CLASS    CUSIP   [x$1000]    PRN AMT  PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Pfizer                           COM  717081103     5796     190768   SH           Defined 01                                190268
Pitney Bowes                     COM  724479100     4876     127250   SH           Defined 01                                127250
Plum Creek Timber                COM  729251108     3171     124665   SH           Defined 01                                124665
Principal Financial Group        COM  74251V102    10326     333205   SH           Defined 01                                332155
Procter & Gamble                 COM  742718109     4560      49131   SH           Defined 01                                 49131
Prologis Trust SBI               COM  743410102      496      16405   SH           Defined 01                                 16405
Provident Financial Group        COM  743866105      236       8437   SH           Defined 01                                  8437
Royal Dutch Petroleum            COM  780257804     4514     102120   SH           Defined 01                                102120
SBC Communications Inc. Com      COM  78387G103     5479     246248   SH           Defined 01                                246248
Sara Lee                         COM  803111103      322      17540   SH           Defined 01                                 17540
Schering-Plough                  COM  806605101      568      37257   SH           Defined 01                                 37257
Sherwin Williams Co.             COM  824348106      265       9000   SH           Defined 01                                  9000
Simon Property Group New Com R   COM  828806109      685      15708   SH           Defined 01                                 15708
Target Corporation               COM  87612E106      317       8425   SH           Defined 01                                  8425
The Tribune Company              COM  896047107     7272     158421   SH           Defined 01                                158421
Tiffany & Co. New                COM  886547108     6027     161443   SH           Defined 01                                160443
Verizon Communications, Inc.     COM  92343V104      204       6295   SH           Defined 01                                  6295
Viacom Inc. Cl. B                COM  925524308     2344      61195   SH           Defined 01                                 60945
Vodafone Group PLC(New)          COM  92857W100      831      41021   SH           Defined 01                                 40171
Wal-Mart Stores Inc.             COM  931142103     1758      31477   SH           Defined 01                                 31477
Walgreen Co.                     COM  931422109     2476      80825   SH           Defined 01                                 80825
Walt Disney Company              COM  254687106     2844     141010   SH           Defined 01                                140010

                        Lodestar Investment Counsel, LLC
                                    FORM 13F
                                MASTER PORTFOLIO
                               September 30, 2003

                                                     FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1                      COLUMN 2 COLUMN 3 COLUMN 4      COLUMN 5              COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF                      TITLE OF           VALUE      SHRS OR  SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER                        CLASS    CUSIP   [x$1000]    PRN AMT  PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Walter Industries                COM  93317Q105      107      10000   SH           Defined 01                                 10000
Waste Management                 COM  94106L109      819      31306   SH           Defined 01                                 30056
Whole Foods Market               COM  966837106      464       8400   SH           Defined 01                                  8400
William Wrigley Co.              COM  982526105      276       5000   SH           Defined 01                                  4500
Wyeth                            COM  983024100     2321      50341   SH           Defined 01                                 50341
Zimmer Holdings, Inc.            COM  98956P102      285       5179   SH           Defined 01                                  5154
Archstone-Smith Tr Conv Ser A    PFD  039583208      304       8500   SH           Defined 01                                  8500
Reckson Assoc. Realty Corp Ser   PFD  75621K205      200       8000   SH           Defined 01                                  8000
Chubb Corp Equity Uts 7% Due 8        171232507      425      15300   SH           Defined 01                                 15300
AIM Premier Equity Fund Cl A     FUND 008879306       94  11047.808   SH           Defined 01                             11047.808
Ameristock                       FUND 03071F104      722  19946.375   SH           Defined 01                             19946.375
Artisan Small Cap Fund           FUND 04314H105      164  13093.622   SH           Defined 01                             13093.622
Bramwell Growth Fund             FUND 105114102     1807 101951.813   SH           Defined 01                            101951.813
Capital World Grw & Incm Com     FUND 140543109      215   8177.892   SH           Defined 01                              8177.892
Dodge & Cox Stock Fund           FUND 256219106     1783  17660.268   SH           Defined 01                             17660.268
Fundamental Investors Inc.       FUND 360802102      494  19834.469   SH           Defined 01                             19834.469
Investment Company of America    FUND 461308108      447  17262.658   SH           Defined 01                             17262.658
Liberty Acorn Fund Inc.          FUND 53015P403      428  21689.320   SH           Defined 01                             21689.320
Nations International Value Fu   FUND 638581470      514  31506.083   SH           Defined 01                             31506.083
Skyline Special Equities Fund    FUND 830833208     1547  60484.860   SH           Defined 01                             60484.860
Templeton World Fund Cl A        FUND 880196100      214  14122.832   SH           Defined 01                             14122.832
Third Avenue International Val   FUND 884116500      269  21240.909   SH           Defined 01                             21240.909

                        Lodestar Investment Counsel, LLC
                                    FORM 13F
                                MASTER PORTFOLIO
                               September 30, 2003

                                                     FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1                      COLUMN 2 COLUMN 3 COLUMN 4      COLUMN 5              COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF                      TITLE OF           VALUE      SHRS OR  SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER                        CLASS    CUSIP   [x$1000]    PRN AMT  PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Tweedy Browne Global Value Fun   FUND 901165100      515  28776.626   SH           Defined 01                             28776.626
Vanguard Group Wellington Fund   FUND 949527105      360  13562.485   SH           Defined 01                             13562.485
Wasatch Advisors Funds - Small   FUND 936772102      952  29341.946   SH           Defined 01                             29341.946
Wasatch Core Growth Fund         FUND 936772201      222   6612.412   SH           Defined 01                              6612.412
Washington Mutual Inv Fd         FUND 939330106      560  21684.423   SH           Defined 01                             21684.423
Westport Small Cap Funds Cl I    FUND 961323409      803  41043.225   SH           Defined 01                             41043.225
Boston Chicken, Inc.             CNV  100578AA1        0     100000   PRN          Defined 01                                100000
REPORT SUMMARY                   117 DATA RECORDS 247238              1              OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED